Credit Risk - Disclosure of Maximum and Net Exposure to Credit Risk - IFRS 9 (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Collateral cash	£ (8,044)	£ (8,681)
Netting	(1,582)	(470)
Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	(206,300)	(193,200)
Netting	(1,200)	(100)
Net carrying amount	91,100	95,300
Cash and balances at central banks | Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	0	0
Netting	0	0
Net carrying amount	29,400	29,900
Residential mortgages | Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	(169,900)	(168,000)
Netting	0	0
Net carrying amount	10,400	7,800
Corporate loans | Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	(15,700)	(14,900)
Netting	0	0
Net carrying amount	12,200	11,200
Finance leases | Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	(4,200)	0
Netting	0	0
Net carrying amount	0	4,100
Accrued interest and other adjustments | Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	0	0
Netting	0	0
Net carrying amount	1,200	1,200
Other unsecured loans | Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	0	0
Netting	0	0
Net carrying amount	19,800	20,500
Amounts due from fellow Banco Santander group subsidiaries and JVs | Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	0	0
Netting	0	0
Net carrying amount	5,000	4,800
Loans and advances to customers | Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	(189,800)	(182,900)
Netting	0	0
Net carrying amount	48,600	49,600
Loans and advances to banks | Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	0	0
Netting	0	0
Net carrying amount	1,700	1,500
Reverse repurchase agreements – non trading | Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	(16,500)	(10,300)
Netting	(1,200)	(100)
Net carrying amount	2,200	1,900
Other financial assets at amortised cost | Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	0	0
Netting	0	0
Net carrying amount	4,000	3,400
Total financial assets at amortised cost | Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	(206,300)	(193,200)
Netting	(1,200)	(100)
Net carrying amount	56,500	56,400
Debt securities | Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	0	0
Netting	0	0
Net carrying amount	5,200	9,000
Financial assets at FVOCI | Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	0	0
Netting	0	0
Net carrying amount	5,200	9,000
Off-balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	38,700	35,600
Off-balance sheet | Cash and balances at central banks | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Residential mortgages | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	13,100	10,800
Off-balance sheet | Corporate loans | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	7,700	7,800
Off-balance sheet | Finance leases | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Accrued interest and other adjustments | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	400	400
Off-balance sheet | Other unsecured loans | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	14,600	14,100
Off-balance sheet | Amounts due from fellow Banco Santander group subsidiaries and JVs | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Loans and advances to customers | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	35,800	33,100
Off-balance sheet | Loans and advances to banks | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	700	500
Off-balance sheet | Reverse repurchase agreements – non trading | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	2,200	2,000
Off-balance sheet | Other financial assets at amortised cost | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Total financial assets at amortised cost | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	38,700	35,600
Off-balance sheet | Debt securities | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Financial assets at FVOCI | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Accumulated impairment | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Off-balance sheet | Accumulated impairment | Cash and balances at central banks | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Accumulated impairment | Residential mortgages | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Accumulated impairment | Corporate loans | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Accumulated impairment | Finance leases | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Accumulated impairment | Accrued interest and other adjustments | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Accumulated impairment | Other unsecured loans | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Off-balance sheet | Accumulated impairment | Amounts due from fellow Banco Santander group subsidiaries and JVs | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Accumulated impairment | Loans and advances to customers | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Off-balance sheet | Accumulated impairment | Loans and advances to banks | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Accumulated impairment | Reverse repurchase agreements – non trading | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Accumulated impairment | Other financial assets at amortised cost | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Accumulated impairment | Total financial assets at amortised cost | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Off-balance sheet | Accumulated impairment | Debt securities | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Accumulated impairment | Financial assets at FVOCI | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Cost | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	38,800	35,700
Off-balance sheet | Cost | Cash and balances at central banks | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Cost | Residential mortgages | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	13,100	10,800
Off-balance sheet | Cost | Corporate loans | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	7,700	7,800
Off-balance sheet | Cost | Finance leases | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Cost | Accrued interest and other adjustments | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	400	400
Off-balance sheet | Cost | Other unsecured loans | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	14,700	14,200
Off-balance sheet | Cost | Amounts due from fellow Banco Santander group subsidiaries and JVs | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Cost | Loans and advances to customers | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	35,900	33,200
Off-balance sheet | Cost | Loans and advances to banks | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	700	500
Off-balance sheet | Cost | Reverse repurchase agreements – non trading | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	2,200	2,000
Off-balance sheet | Cost | Other financial assets at amortised cost | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Cost | Total financial assets at amortised cost | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	38,800	35,700
Off-balance sheet | Cost | Debt securities | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Cost | Financial assets at FVOCI | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Balance sheet asset | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	259,900	253,000
Balance sheet asset | Cash and balances at central banks | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	29,400	29,900
Balance sheet asset | Residential mortgages | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	167,200	165,000
Balance sheet asset | Corporate loans | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	20,200	18,300
Balance sheet asset | Finance leases | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	4,200	4,100
Balance sheet asset | Accrued interest and other adjustments | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	800	800
Balance sheet asset | Other unsecured loans | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	5,200	6,400
Balance sheet asset | Amounts due from fellow Banco Santander group subsidiaries and JVs | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	5,000	4,800
Balance sheet asset | Loans and advances to customers | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	202,600	199,400
Balance sheet asset | Loans and advances to banks | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,000	1,000
Balance sheet asset | Reverse repurchase agreements – non trading | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	17,700	10,300
Balance sheet asset | Other financial assets at amortised cost | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	4,000	3,400
Balance sheet asset | Total financial assets at amortised cost | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	225,300	214,100
Balance sheet asset | Debt securities | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	5,200	9,000
Balance sheet asset | Financial assets at FVOCI | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	5,200	9,000
Balance sheet asset | Accumulated impairment | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(700)	(800)
Balance sheet asset | Accumulated impairment | Cash and balances at central banks | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Balance sheet asset | Accumulated impairment | Residential mortgages | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(200)
Balance sheet asset | Accumulated impairment | Corporate loans | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(200)	(300)
Balance sheet asset | Accumulated impairment | Finance leases | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Balance sheet asset | Accumulated impairment | Accrued interest and other adjustments | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Balance sheet asset | Accumulated impairment | Other unsecured loans | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(300)	(200)
Balance sheet asset | Accumulated impairment | Amounts due from fellow Banco Santander group subsidiaries and JVs | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Balance sheet asset | Accumulated impairment | Loans and advances to customers | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(700)	(800)
Balance sheet asset | Accumulated impairment | Loans and advances to banks | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Balance sheet asset | Accumulated impairment | Reverse repurchase agreements – non trading | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Balance sheet asset | Accumulated impairment | Other financial assets at amortised cost | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Balance sheet asset | Accumulated impairment | Total financial assets at amortised cost | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(700)	(800)
Balance sheet asset | Accumulated impairment | Debt securities | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Balance sheet asset | Accumulated impairment | Financial assets at FVOCI | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Balance sheet asset | Cost | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	260,600	253,800
Balance sheet asset | Cost | Cash and balances at central banks | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	29,400	29,900
Balance sheet asset | Cost | Residential mortgages | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	167,300	165,200
Balance sheet asset | Cost | Corporate loans | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	20,400	18,600
Balance sheet asset | Cost | Finance leases | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	4,300	4,200
Balance sheet asset | Cost | Accrued interest and other adjustments | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	800	800
Balance sheet asset | Cost | Other unsecured loans | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	5,500	6,600
Balance sheet asset | Cost | Amounts due from fellow Banco Santander group subsidiaries and JVs | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	5,000	4,800
Balance sheet asset | Cost | Loans and advances to customers | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	203,300	200,200
Balance sheet asset | Cost | Loans and advances to banks | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,000	1,000
Balance sheet asset | Cost | Reverse repurchase agreements – non trading | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	17,700	10,300
Balance sheet asset | Cost | Other financial assets at amortised cost | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	4,000	3,400
Balance sheet asset | Cost | Total financial assets at amortised cost | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	226,000	214,900
Balance sheet asset | Cost | Debt securities | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	5,200	9,000
Balance sheet asset | Cost | Financial assets at FVOCI | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	£ 5,200	£ 9,000